RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On March 30, 2021, the Sponsor paid an aggregate of $25,000 in exchange for issuance of 8,625,000 Founder Shares. On November 16, 2021, the Sponsor surrendered an aggregate of 1,900,000 Founder Shares to the Company at no cost. An aggregate of 175,000 Founder Shares were issued to the independent directors for an aggregate of $700. All shares and associated amounts have been retroactively restated to reflect the surrender and issuance of these shares. As of September 30, 2023, there were 6,900,000 Founder Shares outstanding. The Founder Shares represent 41.2% of the Company’s issued and outstanding shares as of September 30, 2023.

Pursuant to the Letter Agreement, the Initial Stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until one year after the date of the consummation of the initial Business Combination or earlier if, subsequent to the initial Business Combination, (i) the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange, reorganization, recapitalization or other similar transaction which results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined, and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of September 30, 2023, the Company had no borrowings under the Working Capital Loans.

Administrative Support Agreement

On November 16, 2021, the Company entered into an agreement pursuant to which, commencing on the date that the Company’s securities were first listed on the NYSE through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company will reimburse the Sponsor or an affiliate thereof $15,000 per month for office space, utilities, secretarial and administrative support. As of September 30, 2023 and December 31, 2022, the Company owed $270,000 and $135,000 to the Sponsor or an affiliate thereof for administrative support costs, respectively.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on suitable Business Combinations. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.

Convertible Promissory Notes

On February 16, 2023, the NETC Board elected to effectuate a three-month extension and extend the date by which NETC has to consummate an initial Business Combination from February 18, 2023 to May 18, 2023. In order for the time available for NETC to consummate an initial Business Combination to be extended, $2,760,000 ($0.10 per Unit) had to be deposited into the Trust Account. NETC issued unsecured promissory notes for an aggregate principal amount of $2,760,000 to affiliates of the Sponsor in connection with the extension. The notes bear no interest and are due and payable upon the earlier to occur of (i) the date on which NETC’s initial Business Combination is consummated and (ii) the liquidation of NETC. If NETC consummates an initial Business Combination, the Company will repay the loans out of the proceeds of the Trust Account or, the Sponsor may elect to convert a portion or all of such loan amount into warrants at a price of $1.00 per warrant, which warrants will be identical to the Private Placement Warrants.

On May 17, 2023, the NETC Board elected to extend the date by which NETC has to consummate an initial Business Combination from May 18, 2023 to August 18, 2023 and affiliates of the Sponsor deposited a total of $886,558, representing $0.03 per Class A common stock not redeemed, into the Trust Account in exchange for non-interest bearing, unsecured promissory notes. Additional extension deposits totaling $591,038 were made on August 16, 2023 and September 14, 2023. Subsequent to September 30, 2023, a fourth extension payment was made for $295,519 by Nabors Lux. The notes bear no interest and are due and payable upon the earlier to occur of (i) the date on which NETC’s initial Business Combination is consummated and (ii) the liquidation of NETC on or before November 18, 2023, unless such date is extended pursuant to the Charter. If NETC consummates an initial Business Combination, the Company will repay the loans out of the proceeds of the Trust Account or, the Sponsor may elect to convert a portion or all of such loan amount into warrants at a price of $1.00 per warrant, which warrants will be identical to the Private Placement Warrants.

Registration Rights Agreement

On November 16, 2021, the Company entered into that certain Registration Rights Agreement by and among the Company, the Sponsor and the holder parties thereto (the “Registration Rights Agreement”). See “Registration and Stockholder Rights” in “Note 6. Commitments and Contingencies,” below.

NOTE 5.  RELATED PARTY TRANSACTIONS

Founder Shares

On March 30, 2021, the Sponsor paid an aggregate of $25,000 in exchange for issuance of 8,625,000 shares of the Company’s Founder Shares. On November 16, 2021, the Sponsor surrendered an aggregate of 1,900,000 of Founder Shares to the Company at no cost. An aggregate of 175,000 Founder Shares were issued to the independent directors for an aggregate of $700. As of December 31, 2022 and 2021, there were 6,900,000 Founder Shares outstanding. The Founder Shares represent 20.0% of the Company’s issued and outstanding shares after the Initial Public Offering.

Pursuant to the Letter Agreement, the initial stockholders agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until one year after the date of the consummation of the initial Business Combination or earlier if, subsequent to the initial Business Combination, (i) the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination or (ii) the Company consummates a subsequent liquidation, merger, stock exchange, reorganization, recapitalization or other similar transaction which results in all of the Company’s public stockholders having the right to exchange their shares of common stock for cash, securities or other property.

Related Party Loans

On March 26, 2021, an affiliate of the Sponsor agreed to loan the Company up to $300,000 pursuant to a promissory note (as amended and restated on October 27, 2021, the “Note”). The Note was non-interest bearing and was paid in full on November 19, 2021, upon the closing of the Initial Public Offering.

In addition, in order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined, and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1.5 million of such Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of December 31, 2021, the Company owed $597,500 to an affiliate of the Sponsor for payment of certain working capital amounts on its behalf and for administrative support. As of December 31, 2022, the Company owed $135,000 to an affiliate of the Sponsor for administrative support and an affiliate of the Sponsor owed the Company $124,536 for reimbursement of expenses paid on the affiliate’s behalf.

Administrative Support Agreement

On November 16, 2021, the Company entered into an agreement pursuant to which, commencing on the date that the Company’s securities were first listed on the New York Stock Exchange through the earlier of consummation of the initial Business Combination and the Company’s liquidation, the Company will reimburse the Sponsor or an affiliate thereof $15,000 per month for office space, utilities, secretarial and administrative support. During the years ended December 31, 2022 and 2021, $180,000 and $22,500 in support costs had been incurred by the Company under this agreement, respectively.

In addition, the Sponsor, executive officers and directors, or any of their respective affiliates will be reimbursed for any out-of-pocket expenses incurred in connection with activities on the Company’s behalf such as identifying potential partner businesses and performing due diligence on suitable Business Combinations. Any such payments prior to an initial Business Combination will be made using funds held outside the Trust Account.

Registration Rights Agreement

On November 16, 2021, the Company entered into that certain Registration Rights Agreement by and among the Company, the Sponsor and the holder parties thereto (the “Registration Rights Agreement”). See “Registration and Stockholder Rights” in “Note. 6. Commitments and Contingencies”, below.